UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg, Esq. Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2009 - July 31, 2009

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS (UNAUDITED)

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

July 31, 2009

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 44.23%
	Federal Home Loan Bank
$6,535,000	0.40%, 9/16/09 DN	$6,531,660
15,000,000	0.30%*, 10/30/09	15,000,000
3,000,000	0.31%, 11/25/09 DN	2,997,003
6,500,000	0.36%, 12/4/09 DN	6,491,875
5,000,000	0.35%, 12/28/09 DN	4,992,757
3,000,000	0.35%, 12/30/09 DN	2,995,596
25,000,000	0.31%, 1/6/10 DN	24,965,986
15,000,000	0.31%, 1/8/10 DN	14,979,667
9,000,000	0.32%, 1/20/10 DN	8,986,240

	Federal Home Loan Mortgage Corporation
15,000,000	0.63%*, 8/3/09	15,000,000
5,000,000	0.26%*, 8/18/09	5,000,460
5,000,000	0.30%, 11/23/09 DN	4,995,250
6,652,000	0.31%, 12/7/09 DN	6,644,668
3,000,000	0.35%, 12/28/09 DN	2,995,654
7,000,000	0.37%, 12/31/09 DN	6,989,064

	Federal National Mortgage Association
20,000,000	0.58%, 9/9/09 DN	19,987,433
6,000,000	0.31%, 11/25/09 DN	5,994,007
7,877,000	0.31%, 12/1/09 DN	7,868,725
5,000,000	0.38%, 12/21/09 DN	4,992,506
6,000,000	0.40%, 12/31/09 DN	5,989,993

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $174,398,544)		174,398,544

			Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 55.80%
	Agreement with Bank of America and Bank of New York (Tri-party), 0.19%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $25,032,396	25,032,000	$25,532,786

	Agreement with Barclays and Bank of New York (Tri-party), 0.20%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,250	15,000,000	15,300,102

	Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 0.20%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,250	15,000,000	15,300,352

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 0.21%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,263	15,000,000	15,300,973

	Agreement with Deutsche Bank and Bank of New York (Tri-party), 0.19%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $60,000,950	60,000,000	61,200,359

	Agreement with Goldman Sachs and Bank of New York (Tri-party), 0.20%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,250	15,000,000	15,300,388

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 0.19%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,238	15,000,000	15,303,549

	Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 0.20%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,250	15,000,000	15,303,392

	Agreement with J.P. Morgan Chase and J.P. Morgan Chase & Co. (Tri-party), 0.20%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,250	15,000,000	15,301,237

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 0.20%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,250	15,000,000	15,300,735

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 0.20%, dated 7/31/09 and maturing 8/3/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,250	15,000,000	15,304,292

TOTAL REPURCHASE AGREEMENTS (Cost $220,032,000)		220,032,000	224,448,165

TOTAL INVESTMENTS (Cost $394,430,544)	100.03%	$394,430,544
Liabilities in Excess of Other Assets	-0.03%	(99,320)
NET ASSETS	100.00%	$394,331,224

*Floating rate security - rate disclosed as of July 31, 2009. Maturity date represents the next interest rate reset date.
DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes - $394,430,544

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

ALPS/Red Rocks Listed Private Equity Fund

STATEMENT OF INVESTMENTS

July 31, 2009 (Unaudited)

		MARKET VALUE
	SHARES	(NOTE 1)
COMMON STOCKS (97.09%)

COMMUNICATIONS (1.77%)

Internet (1.77%)
Internet Capital Group, Inc. (a)	162,800	$1,216,116

TOTAL COMMUNICATIONS		1,216,116

DIVERSIFIED (10.93%)

Diversified Operations (2.55%)
Wendel Investissement (a)	43,900	1,751,345

Holding Companies-Diversified (8.38%)
Ackermans & van Haaren N.V.	13,400	939,667
HAL Trust	21,700	1,950,065
Leucadia National Corp. (a)	116,400	2,851,800
		5,741,532

TOTAL DIVERSIFIED		7,492,877

FINANCIAL (82.87%)

Closed-End Funds (17.49%)
AP Alternative Assets LP (a)	327,796	983,388
ARC Capital Holdings, Ltd. (a)	817,000	761,853
Candover Investments PLC	158,754	954,688
Continental Venture Capital, Ltd. (a)	1,522,594	738,586
Electra Private Equity PLC (a)	111,500	1,918,432
Graphite Enterprise Trust PLC	359,563	1,831,931
HgCapital Trust PLC	212,647	2,790,227
Partners Group Global Opportunities, Ltd. (a)	172,171	472,384
Private Equity Investor PLC	309,189	606,871
SVG Capital PLC (a)	500,000	925,013
		11,983,373
Diversified Financial Services (17.93%)
Brait SA	558,861	1,332,336
Conversus Capital LP (a)	303,050	2,878,975
GP Investments, Ltd. (a)	557,500	2,495,042
Intermediate Capital Group PLC	327,100	1,073,686
KTB Securities Co., Ltd. (a)	283,000	1,313,385
Onex Corp.	162,650	3,193,361
		12,286,785
Investment Companies (27.14%)
Capital Southwest Corp.	12,290	1,008,640
CapMan OYJ, B Shares (a)	404,304	697,265
China Merchants China Direct Investments, Ltd. (a)	863,100	1,964,514
DeA Capital SpA (a)	585,000	1,363,257
Eurazeo	48,300	2,195,361
KKR Private Equity Investors LP (a)	676,934	4,603,152
Macquarie International Infrastructure Fund, Ltd.	7,576,000	2,079,366
MVC Capital, Inc.	156,862	1,444,699
Ratos AB, B Shares	135,100	3,238,955
		18,595,209

Venture Capital (20.31%)
3i Group PLC	659,000	3,013,518
3i Infrastructure PLC	1,383,000	2,200,500
Altamir Amboise (a)	193,682	877,851
Deutsche Beteiligungs AG	117,921	2,509,315
Dinamia Capital Privado S.C.R., SA	77,250	1,195,728
GIMV N.V.	66,985	3,355,886
IP Group PLC (a)	1,137,250	759,889
		13,912,687

TOTAL FINANCIAL		56,778,054

UTILITIES (1.52%)

Electric (1.52%)
Babcock & Brown Infrastructure Group (a)	16,375,000	1,040,839

TOTAL UTILITIES		1,040,839

TOTAL COMMON STOCKS (Cost $66,381,150)		66,527,886

				MARKET VALUE
	7-DAY YIELD		SHARES	(NOTE 1)
SHORT TERM INVESTMENTS (5.21%)

MONEY MARKET FUND (5.21%)
Dreyfus Treasury Prime Cash Management Fund (b)	0.00	%(c)	3,568,632	3,568,632

TOTAL MONEY MARKET FUND				3,568,632

TOTAL SHORT TERM INVESTMENTS (Cost $3,568,632)				3,568,632

TOTAL INVESTMENTS (102.30%) (Cost $69,949,782)				$70,096,518

Liabilities In Excess Of Other Assets (-2.30%)				(1,578,917)

NET ASSETS (100.00%)				$68,517,601

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.

OYJ - Public Limited Company

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

SpA - Società Per Azioni is an Italian shared company.

(a) Non-Income Producing Security.

(b) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(c) Less than 0.005%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

July 31, 2009 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The American Freedom U.S. Government Money Market Fund (the “Fund”) is one of three separate series offered to the public under the Trust as of July 31, 2009. The Fund has one share class, Class I, which incurs ongoing fees, but is not subject to sales and redemption charges. The Fund’s principal investment objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on May 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government & Agency Obligations	$—	$174,398,544	$—	$174,398,544
Repurchase Agreements Collateralized by U.S. Government Obligations	—	220,032,000	—	220,032,000
TOTAL	$—	$394,430,544	$—	$394,430,544

For the three months ended July 31, 2009, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

At July 31, 2009, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

The Fund follows Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  As of April 30, 2009, the Fund reviewed the tax positions and determined that FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended April 30, 2006 through April 30, 2009. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2005 through April 30, 2009. To our knowledge, there are no federal or Colorado income tax returns currently under examination.

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

Recent Accounting Pronouncements: In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management has evaluated the adoption of FSP 157-4 and has determined that there is no material impact on the Fund’s financial statements.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At July 31, 2009, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	$—
Net unrealized appreciation/(depreciation)	$—
Cost on investments for income tax purposes	$394,430,544

ALPS/RED ROCKS LISTED PRIVATE EQUITY FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

July 31, 2009 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS/Red Rocks Listed Private Equity Fund (the “Fund”) is one of three separate series offered to the public under the Trust as of July 31, 2009. This Fund commenced operations on December 31, 2007. The Fund has three classes of shares authorized: Class A, Class I and Class R. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares of the Fund for which no initial sales charge was paid were subject to a contingent deferred sales charge of 1% if the shares were sold within twelve months. The Fund’s investment objective is to achieve maximum total return consisting of appreciation on its investment and a variable income stream.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when Red Rocks Capital LLC (“RRC” or “Sub-Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Sub-Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on May 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$63,648,911	$2,878,975	$—	$66,527,886
Short Term Investments	3,568,632	—	—	3,568,632
TOTAL	$67,217,543	$2,878,975	$—	$70,096,518

For the three months ended July 31, 2009, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.  The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and are included in realized and unrealized gains or losses on investments.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at July 31, 2009.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

The Fund follows Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. As of April 30, 2009, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remain open for the years ended April 30, 2008 and April 30, 2009. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2008 and April 30, 2009. To our knowledge there are no federal or Colorado income tax returns currently under examination.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.  The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

Recent Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161 (“SFAS No. 161”), “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting of derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the adoption of SFAS No. 161 and has determined there is no material impact on the Fund’s financial statements.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management has evaluated the adoption of FSP 157-4 and has determined there is no material impact on the Fund’s financial statements.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At July 31, 2009, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$446,735
Gross depreciation (excess of tax cost over value)	$(9,981,844)
Net unrealized appreciation	$(9,535,109)
Cost of investments for income tax purposes	$79,631,627

Item 2. Controls and Procedures.

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 29, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	September 29, 2009

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